SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 10 -	SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)
The Company's revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

Following are data regarding revenues classified by product lines:

	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Product line “A”	$20,990	$14,210	$15,707
Product line “B”	4,030	4,270	4,502
	$25,020	$18,480	$20,209

2)	Following are data regarding geographical revenues classified by geographical location of the customers:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

United States	$14,411	$11,809	$10,882
United Kingdom	763	1,221	668
Rest of Europe	6,402	2,537	4,577
Israel	2,256	1,768	3,045
Other	1,188	1,145	1,037
	$25,020	$18,480	$20,209
Property and equipment - by geographical location:

	December 31
	2014	2013
	U.S. dollars in
	thousands

Israel	$193	$250
Romania	421	395
United Kingdom	-	-
United States	4	5
	$618	$650

b.	Research and development expenses:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Payroll and related expenses	$3,614	$3,972	$3,574
Rent and related expenses	367	378	286
Depreciation and amortization	114	133	163
Subcontracting	189	188	224
Other	255	359	396
	$4,539	$5,030	$4,643

c.	Selling and marketing expenses:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Payroll and related expenses	$963	$1,459	$1,180
Depreciation and amortization	3	8	12
Travel and conventions	79	108	155
Other	95	119	177
	$1,140	$1,694	$1,524

d.	General and administrative expenses:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands

Payroll and related expenses	$1,298	$1,105	$980
Depreciation and amortization	17	21	24
Insurances	65	60	67
Office expenses	99	102	117
Professional services	269	302	368
Allowance for doubtful accounts and bad debts	-	-	33
Other	186	136	229
	$1,934	$1,726	$1,818

e.	Financial income (expense) - net:
	Years ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$151	$97	$260
Non-dollar currency gains - net	-	17	23
Income from Marketable securities	148	33	-
Realized gain from sale of available for sale securities	38	-	-
Interest on available for sale securities	33	35	47
	370	182	330
Expenses:
Non-dollar currency losses - net	(663)	-	-
Bank commissions and charges	(13)	(19)	(8)
Realized loss on sale of available for sale securities	-	-	(24)
	(676)	(19)	(32)

	$(306)	$163	$298

f.	Earnings per ordinary share (“EPS”):

Following are data relating to the weighted average number of shares for the purpose of computing EPS:

	Years ended December 31,
	2014	2013	2012

	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	18,949	18,869	18,767
A d d - incremental shares from assumed exercise of options	83	21	79

Weighted average number of shares used in computation of diluted EPS	19,032	18,890	18,846

In the years ended December 31, 2014, 2013 and 2012, options that their effect was anti-dilutive, were not taken into account in computing the diluted earnings per share.

The number of options that could potentially dilute EPS in the future and were not included in the computing of diluted EPS is 636,000 options for 2014, 400,000 options for 2013 and 425,200 options for 2012.